LONG-TERM BORROWINGS DUE TO RELATED PARTY - (Details) - Long-term borrowings - Related party - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, periodic payment		¥ 126,135
Debt instrument, interest rate, stated percentage	8.90%
Debt instrument, term	10 years